Long-term related party debt (Other financing agreements) (Details) (USD $)			12 Months Ended			12 Months Ended							0 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Revolving Credit Facility Credit facility $300 Seadrill	Oct. 31, 2012 Revolving Credit Facility Credit facility $300 Seadrill	Mar. 02, 2014 Revolving Credit Facility Credit facility $300 Seadrill Subsequent Event	Dec. 31, 2013 Revolving Credit Facility Credit facility $300 London Interbank Offered Rate (LIBOR) Seadrill	Dec. 31, 2013 Vendor Financing Loan Seadrill		Dec. 31, 2012 Vendor Financing Loan Seadrill		Dec. 31, 2013 Vendor Financing Loan $109.5 facility	Dec. 31, 2012 Vendor Financing Loan $109.5 facility	May 17, 2013 Vendor Financing Loan $109.5 facility Seadrill	May 31, 2013 Vendor Financing Loan $109.5 facility Seadrill	May 31, 2013 Vendor Financing Loan $109.5 facility London Interbank Offered Rate (LIBOR) Seadrill	Dec. 31, 2013 Discount Notes Seadrill		Dec. 31, 2012 Discount Notes Seadrill		Dec. 31, 2013 Discount Notes $229.9 discount note	Dec. 31, 2012 Discount Notes $229.9 discount note	Dec. 31, 2013 Discount Notes $229.9 discount note Seadrill	Dec. 13, 2013 Discount Notes $229.9 discount note Seadrill	Dec. 31, 2013 Discount Notes $70.0 discount note	Dec. 31, 2012 Discount Notes $70.0 discount note	Dec. 31, 2013 Discount Notes $70.0 discount note Seadrill	Dec. 13, 2013 Discount Notes $70.0 discount note Seadrill
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 300,000,000	$ 300,000,000	$ 100,000,000
Maturity of debt			5 years
Variable rate basis on debt issuance						LIBOR							LIBOR
Interest rate added to LIBOR			5.00%			5.00%							5.00%		5.00%
Commitment fee percentage			2.00%
Proceeds from revolving credit facility			169,600,000
Repayments of revolving credit facility			43,700,000
Debt face amount														109,500,000								229,900,000	229,900,000			70,000,000	70,000,000
Due to related parties	2,234,600,000	2,076,000,000	125,900,000		100,000,000		109,500,000	[1]	0	[1]	109,500,000	0	109,500,000	109,500,000		299,900,000	[2]	0	[2]	229,900,000	0	229,900,000		70,000,000	0	70,000,000	70,000,000
Balloon payment to be paid																						$ 238,500,000				$ 72,600,000

[1]	$109.5 million Vendor financing loan - On May 17, 2013, the Company borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bears interest at a rate of LIBOR plus a margin of 5.00% and matures in May 2016.
[2]	Discount loan notes:$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note is repayable in June 2015 and upon maturity, Seadrill Capricorn Holdings will pay $238.5 million to Seadrill.$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note is repayable in June 2015 and upon maturity, the Company will pay $72.6 million to Seadrill.